Subsequent Events	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 8 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed interim consolidated financial statements were available to be issued (August 1, 2023). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.